Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 401K
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Party-In-Interest Transactions
Parties-in-interest are defined under U.S. Department of Labor regulations as fiduciaries of the Plan, parties providing services to the Plan, the employer, and certain other related parties. Accordingly, transactions involving the trustee and custodian, Fidelity Management Trust Company; the recordkeeper, Fidelity Workplace Solutions; and CFBI and its affiliates, qualify as party-in-interest transactions. Nonetheless, these transactions are exempt from the prohibited transactions rules under ERISA. During 2025, the Plan received $10.8 million in common stock dividends from CFBI.
Plan assets are held and invested by the trustee. The recordkeeper performs various services for the benefit of participants and CFBI. Certain administrative functions are performed by employees of CFBI or its affiliates; however, such employees do not receive compensation from the Plan. Certain other administrative expenses are paid directly by CFBI.